Changes in accounting policies	12 Months Ended
Dec. 31, 2020
Changes in accounting policies
Changes in accounting policies

3 Changes in accounting policies

The amendments to IFRSs effective from January 1, 2020 and adopted by Eni, did not have a material impact on the Consolidated Financial Statements. In this regard, also the earlier application in 2020 of the amendments to IFRS 16 “Covid-19-Related Rent Concessions” was immaterial to the Consolidated Financial Statements.